SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about common shares issued [Table Text Block]
	Number of share	Amount
Balance - December 31, 2018	93,694,956	79,376,206

September 17, 2019	54,326	15,993
October 31, 2019	1,000,000	304,120
December 9, 2019	31,697	8,967
December 27, 2019	500,000	136,000

Balance - December 31, 2019	95,280,979	79,841,286

February 3, 2020	500,000	135,594
February 6, 2020	22,659	8,502
February 25, 2020	6,000,000	1,807,200
cost of issuance		(80,842)
February 27, 2020	375,000	100,535
June 30, 2020	24,896	8,292
July 31, 2020	8,000,000	2,984,000
August 27, 2020	2,000,000	761,700
cost of issuance		(427,145)
September 9, 2020	20,640	8,578

Balance - December 31, 2020	112,224,174	85,147,700

February 2, 2021	1,930,000	647,737
February 3, 2021	6,070,000	2,041,881
February 12, 2021	3,500,000	1,128,914
March 8, 2021	1,050,000	173,012
June 21, 2021	600,000	431,472
July 19, 2021	1,401,426	702,910
July 22, 2021	125,000	63,656
July 23, 2021	6,323,574	3,253,444
October 4, 2021	75,000	51,827
December 1, 2021	1,500,000	1,044,905
December 21, 2021	300,000	215,834
cost of issuance		(422,780)

Balance - December 31, 2021	135,099,174	94,480,512

Disclosure of detailed information about warrants outstanding [Table Text Block]
Date of Grant	Opening Balance	Granted during period	Cancelled	Exercised	Expired	Closing Balance	Exercise Price (Cdn $)	Exercise period (months)	Expiry Date	Remaining contractual life (months)
2020-07-31	123,000	-	-	-	-	123,000	$0.61	24	2022-07-31	7
2020-09-18	414,000	-	(96,000)	-	-	318,000	$0.61	24	2022-08-26	8
2021-02-02	-	1,050,800	-	-	-	1,050,800	$0.75	12	2022-02-02	1
2021-02-03	-	3,101,000	-	(2,100,000)	-	1,001,000	$0.75	12	2022-02-03	1
2021-02-12	-	1,804,000	-	(300,000)	-	1,504,000	$0.75	12	2022-02-12	1
2021-07-19	-	720,513	-	-	-	720,513	$0.95	12	2022-07-19	7
2021-07-22	-	70,000	-	-	-	70,000	$0.95	12	2022-07-22	7
2021-07-23	-	3,196,928	-	-	-	3,196,928	$0.95	12	2022-07-23	7
	537,000	9,943,241	(96,000)	(2,400,000)	-	7,984,241